Accumulated Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss, beginning balance	$ (95,397,000)	$ (102,922,000)
Other comprehensive income (loss) before reclassifications, net of tax	(5,684,000)	(5,416,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	2,092,000	12,941,000
Net current-period other comprehensive income (loss)	(3,592,000)	7,525,000
Accumulated other comprehensive loss, ending balance	(98,989,000)	(95,397,000)	$ (102,922,000)
Other comprehensive income (loss) before reclassifications, tax amount	(77,000)	(22,000)	(136,000)
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss, beginning balance	(95,365,000)	(102,955,000)
Other comprehensive income (loss) before reclassifications, net of tax	(5,461,000)	(5,351,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	2,092,000	12,941,000
Net current-period other comprehensive income (loss)	(3,369,000)	7,590,000
Accumulated other comprehensive loss, ending balance	(98,734,000)	(95,365,000)	(102,955,000)
Other comprehensive income (loss) before reclassifications, tax amount	(1,874,000)	(1,803,000)
Amounts reclassified from AOCI, tax amount	718,000	4,360,000
Other
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss, beginning balance	(32,000)	33,000
Other comprehensive income (loss) before reclassifications, net of tax	(223,000)	(65,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	0	0
Net current-period other comprehensive income (loss)	(223,000)	(65,000)
Accumulated other comprehensive loss, ending balance	(255,000)	(32,000)	$ 33,000
Other comprehensive income (loss) before reclassifications, tax amount	$ (77,000)	$ (22,000)